Statement of Changes in Net Assets Available for Plan Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 327,108
Dividends	7,688
Interest	2,127
Total investment income, net	336,923
Interest on notes receivable from participants	961
Contributions:
Participant	119,330
Employer	60,301
Total contributions	179,631
Deductions:
Benefits paid to participants	156,406
Administrative expenses	805
Total deductions	157,211
Net increase in net assets	360,304
Beginning of year	2,084,395
End of year	$ 2,444,699